Income tax (''IR'') and social contribution (''CSL'') (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Balance, assets	R$ 1,104,158	R$ 1,165,726	R$ 1,653,115
Balance, liabilities	381,582	1,005,493	R$ 510,523
Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax calculation, liabilities	2,516,275	2,505,529
Compensation, liabilities	(2,134,693)	(1,500,036)
Balance, liabilities	R$ 381,582	1,005,493
Braskem S.A. | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 2,239,727	2,272,775
Compensation, liabilities	(2,126,658)	(1,491,423)
Balance, liabilities	R$ 113,069	781,352
Cetrel | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 6,645	7,454
Compensation, liabilities	(6,645)	(7,454)
Balance, liabilities	R$ 0	0
DAC | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, liabilities	R$ 1,122	908
Compensation, liabilities	(1,122)	(908)
Balance, liabilities	R$ 0	0
Braskem America | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	USA
Tax calculation, liabilities	R$ 268,513	223,635
Compensation, liabilities	0	0
Balance, liabilities	R$ 268,513	223,635
Braskem Petroquímica Chile | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Chile
Tax calculation, liabilities	R$ 268	757
Compensation, liabilities	(268)	(251)
Balance, liabilities	0	506
Assets
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Tax calculation, assets	3,238,851	2,665,762
Compensation, assets	(2,134,693)	(1,500,036)
Balance, assets	R$ 1,104,158	1,165,726
Assets | Braskem S.A.
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 2,126,658	1,491,423
Compensation, assets	(2,126,658)	(1,491,423)
Balance, assets	R$ 0	0
Assets | Braskem Argentina
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Argentina
Tax calculation, assets	R$ 11,337	3,398
Compensation, assets	0	0
Balance, assets	R$ 11,337	3,398
Assets | Braskem Alemanha
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Germany
Tax calculation, assets	R$ 11,251	19,353
Compensation, assets	0	0
Balance, assets	R$ 11,251	19,353
Assets | Braskem Chile
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Chile
Tax calculation, assets	R$ 308	251
Compensation, assets	(268)	(251)
Balance, assets	R$ 40	0
Assets | Braskem Idesa
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 1,036,257	1,036,257
Compensation, assets	0	0
Balance, assets	R$ 980,762	1,036,257
Assets | Braskem México Serviços
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Mexico
Tax calculation, assets	R$ 9,409	1,334
Compensation, assets	0	0
Balance, assets	R$ 9,409	1,334
Assets | Cetrel
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 26,478	29,268
Compensation, assets	(6,645)	(7,454)
Balance, assets	R$ 19,833	21,814
Assets | DAC
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Headquarters country	Brazil
Tax calculation, assets	R$ 72,648	84,478
Compensation, assets	(1,122)	(908)
Balance, assets	R$ 71,526	R$ 83,570